Mergers and Acquisitions - Summary of Vonpar's Fair Value of Net Assets Acquired (Parenthetical) (Detail) - Vonpar [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 06, 2016
Disclosure of Detailed Information About Business Combination [Line Items]
Cash acquired		$ 1,287
Non-current assets [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	$ 490
Broadcasting rights [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	5,192
Goodwill [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	$ (6,168)